Share-based Compensation - LTIP (Details) - LTIP - USD ($)							12 Months Ended			39 Months Ended
	Aug. 12, 2020	Apr. 20, 2020	Oct. 10, 2019	Aug. 05, 2019	Dec. 14, 2018	Aug. 06, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2023
Ordinary Shares Held by Trustee - Cost
Share-based compensation expense							$ 10,905,000	$ 4,419,000	$ 2,227,000	$ 30,355,000
Awarded Shares
Ordinary Shares Held by Trustee - Number of treasury shares
As at beginning of period							941,310	1,121,030	559,775	941,310
Purchased							3,281,920	60,430	795,005
Vested							(712,555)	(240,150)	(233,750)
As at end of period							3,510,675	941,310	1,121,030
Ordinary Shares Held by Trustee - Cost
As at beginning of period							$ 6,079,000	$ 6,677,000	$ 1,957,000	$ 6,079,000
Purchased							12,904,000	346,000	5,451,000
Vested							(4,828,000)	(944,000)	(731,000)
As at end of period							14,155,000	6,079,000	6,677,000
Awards forfeited							$ 7,038,000	$ 262,000	$ 692,000
Shared-based Compensation Award, Performance
Share-based Compensation
Maximum cash amount per annum			$ 100,000	$ 700,000	$ 1,500,000	$ 100,000
Number of business days for vesting after publication date of annual report				2 days	2 days	2 days
Number of years after the covered financial year to which the LTIP award relates				2 years	2 years	2 years
Vesting percentage on each of the first, second, third and fourth anniversaries			25.00%
Shared-based Compensation Award, Performance | Grant Date, April 20, 2020, One
Share-based Compensation
Maximum cash amount per annum		$ 5,300,000
Number of business days for vesting after publication date of annual report		2 days
Number of years after the covered financial year to which the LTIP award relates		2 years
Shared-based Compensation Award, Performance | Grant Date, April 20, 2020, Two
Share-based Compensation
Maximum cash amount per annum		$ 37,400,000
Number of business days for vesting after publication date of annual report		2 days
Number of years after the covered financial year to which the LTIP award relates		2 years
Shared-based Compensation Award, Performance | Grant Date, April 20, 2020, Three
Share-based Compensation
Maximum cash amount per annum		$ 1,900,000
Vesting percentage on each of the first, second, third and fourth anniversaries		25.00%
Shared-based Compensation Award, Performance | Grant Date, April 20, 2020, Four
Share-based Compensation
Maximum cash amount per annum		$ 200,000
Shared-based Compensation Award, Performance | Grant Date, August 12, 2020, One
Share-based Compensation
Maximum cash amount per annum	$ 2,100,000
Number of business days for vesting after publication date of annual report	2 days
Number of years after the covered financial year to which the LTIP award relates	2 years
Shared-based Compensation Award, Performance | Grant Date, August 12, 2020, Two
Share-based Compensation
Maximum cash amount per annum	$ 300,000
Vesting percentage on each of the first, second, third and fourth anniversaries	25.00%